14. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

On April 9, 2009, the Fincera Inc. 2009 Equity Incentive Plan (the “2009 Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the 2009 Incentive Plan, 1,675,000 ordinary shares were reserved for issuance. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2009 Plan.

The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

On September 24, 2015, the Fincera Inc. 2015 Omnibus Equity Incentive Plan (the “2015 Incentive Plan”) took effect. Under the terms of the 2015 Incentive Plan, 1,023,712 ordinary shares are reserved for issuance. All directors, employees and consultants of Fincera and its related parties are eligible to be granted awards under the 2015 Incentive Plan.

On September 24, 2015, December 28, 2015, April 29, 2016, September 27, 2016 and November 27, 2016 the Company granted 513,958, 139,808, 136,200, 21,000 and 157,000 stock options, respectively, under the terms of the 2015 Incentive Plan. The exercise price of each option is $28.00, $28.00, $27.10, $27.20 and $27.20, respectively, which represents the closing price of the Company’s ordinary shares on the date of grant. The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

During the years ended December 31, 2016, 2015 and 2014, 144,014, 8,780 and 1,320 stock options have been forfeited, respectively, as a result of the resignation of the grantees. In connection with the grant of stock options to employees the Company recorded compensation expense charges in general and administrative expenses of $1,266, $392 and $1,253  for the years ended December 31, 2016, 2015 and 2014, respectively, based on the estimated fair value of the options on the date of grant. No stock-based compensation charges were recorded for non-employees for the years ended December 31, 2016, 2015 and 2014. The per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 24, 2015	December 28, 2015	April 9, 2016	September 27, 2016	November 27, 2016
Dividend yield (1)	None	None	None	None	None
Risk-free interest rate (2)	1.84%	2.05%	2.05%	1.39%	2.12%
Volatility (3)	26%	25%	41%	32%	32%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on its historical monthly price observations.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options as at December 31, 2016, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2016	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2016	Weighted Average Exercise Price
$9.50 to $28.00	2,327,692	$6.14	5.17	1,672,003	$13.85

A summary of option activity under the employee share option plan as of December 31, 2016, 2015 and 2014, and changes during the three years then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	1,515,376	$12.37	6.05	$11,563
Forfeited	(1,320)	$14.50
Outstanding at December 31, 2014	1,514,056	$12.37	5.05	$11,560
Granted	653,766	$28.00
Forfeited	(8,780)	$28.00
Outstanding at December 31, 2015	2,159,042	$17.04	5.76	$21,779
Exercised	(1,536)	$14.50
Granted	314,200	$27.16
Forfeited	(144,014)	$27.83
Outstanding at December 31, 2016	2,327,692	$17.74	5.17	$28,548

A summary of unvested options under the employee share option plan as of December 31, 2016, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value
Unvested at January 1, 2016	644,986	$8.53
Granted	314,200	9.46
Vested	(159,483)	8.25
Forfeited or exercised	(144,014)	8.40
Unvested at December 31, 2016	655,689	$9.07
Expected to vest thereafter	655,689	$9.07

As of December 31, 2016, 1,672,003 of the share options are vested and exercisable and a total of $5,515 of compensation expense pertaining to options remains unrecognized. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 3.09 years.